STRATIGOS FUND, L.L.C.

                  FINANCIAL STATEMENTS

                  WITH REPORT OF INDEPENDENT AUDITORS
                  PERIOD FROM SEPTEMBER 1, 2000
                  (COMMENCEMENT OF OPERATIONS)
                  TO DECEMBER 31, 2000

                             STRATIGOS FUND, L.L.C.

                              FINANCIAL STATEMENTS


                          PERIOD FROM SEPTEMBER 1, 2000
                          (COMMENCEMENT OF OPERATIONS)
                              TO DECEMBER 31, 2000


                                    CONTENTS



Report of Independent Auditors...........................................    1
Statement of Assets, Liabilities and Members' Capital....................    2
Statement of Operations..................................................    3
Statement of Changes in Members' Capital - Net Assets....................    4
Notes to Financial Statements............................................    5
Schedule of Portfolio Investments........................................   11
Schedule of Securities Sold, Not Yet Purchased...........................   15

                         Report of Independent Auditors

To the Members of
   Stratigos Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of Stratigos Fund, L.L.C. (the "Company"), including the schedules of portfolio investments and securities sold, not yet purchased as of December 31, 2000, and the related statements of operations and changes in members' capital--net assets for the period from September 1, 2000 (commencement of operations) to December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments in securities as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Stratigos Fund, L.L.C. at December 31, 2000, and the results of its operations, and changes in its members' capital--net assets for the period from September 1, 2000 to December 31, 2000, in conformity with accounting principles generally accepted in the United States.

                                                     /S/Ernst & Young LLP

February 15, 2001

STRATIGOS FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------

ASSETS                                                         DECEMBER 31, 2000

Cash and cash equivalents                                         $        1
Investments in securities, at market (cost - $40,573)                 28,299
Interest receivable                                                       10
                                                                  ----------

       TOTAL ASSETS                                                   28,310
                                                                  ----------

LIABILITIES

Securities sold, not yet purchased, at market
   (proceeds - $4,375)                                                 3,457
Due to broker                                                          1,412
Due to affiliate                                                          62
Administration fees payable                                               25
Accrued expenses                                                         104
                                                                  ----------

       TOTAL LIABILITIES                                               5,060
                                                                  ----------

             NET ASSETS                                           $   23,250
                                                                  ==========

MEMBERS' CAPITAL - NET ASSETS

Represented by:
Capital contributions - (net of syndication costs of $74)         $   43,938
Accumulated net investment loss                                         (443)
Accumulated net realized loss on investments                          (8,889)
Accumulated net unrealized depreciation                              (11,356)
                                                                  ----------

       MEMBERS' CAPITAL - NET ASSETS                              $   23,250
                                                                  ==========

The accompanying notes are an integral part of these financial statements.

STRATIGOS FUND, L.L.C.

STATEMENT OF OPERATIONS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                   PERIOD FROM SEPTEMBER 1, 2000
                                                   (COMMENCEMENT OF OPERATIONS)
                                                       TO DECEMBER 31, 2000
INVESTMENT INCOME

    Interest                                                 $        51
    Dividends                                                          2
                                                             -----------
                                                                      53
                                                             -----------

EXPENSES
    OPERATING EXPENSES:
       Organizational expenses                                       171
       Administration fees                                           126
       Professional fees                                              85
       Accounting and investor services fees                          41
       Custodian fees                                                 16
       Board of Managers' fees and expenses                           14
       Insurance expense                                               3
       Miscellaneous                                                  25
                                                             -----------
          TOTAL OPERATING EXPENSES                                   481
       Dividends on securities sold, not yet purchased                 2
       Interest expense                                               13
                                                             -----------
          TOTAL EXPENSES                                             496

          NET INVESTMENT LOSS                                       (443)
                                                             -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

    REALIZED GAIN (LOSS) ON INVESTMENTS:
       Investment securities                                      (8,998)
       Short sales                                                   109
                                                             -----------

          NET REALIZED LOSS ON INVESTMENTS                        (8,889)
                                                             -----------

    NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS         (11,356)
                                                             -----------

          NET REALIZED AND UNREALIZED LOSS                       (20,245)
                                                             -----------

          DECREASE IN MEMBERS' CAPITAL DERIVED
             FROM INVESTMENT ACTIVITIES                      $   (20,688)
                                                             ===========

The accompanying notes are an integral part of these financial statements.

STRATIGOS FUND, L.L.C.

STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                   PERIOD FROM SEPTEMBER 1, 2000
                                                   (COMMENCEMENT OF OPERATIONS)
FROM INVESTMENT ACTIVITIES                              TO DECEMBER 31, 2000

    Net investment loss                                      $      (443)
    Net realized loss on investments                              (8,889)
    Net change in unrealized depreciation on
       investments                                               (11,356)
                                                             -----------

       DECREASE IN MEMBERS' CAPITAL DERIVED
            FROM INVESTMENT ACTIVITIES                           (20,688)

MEMBERS' CAPITAL TRANSACTIONS

    Capital contributions                                         44,012
    Syndication costs                                                (74)
                                                             -----------

       INCREASE IN MEMBERS' CAPITAL
            DERIVED FROM CAPITAL TRANSACTIONS                     43,938

       MEMBERS' CAPITAL AT BEGINNING OF PERIOD                         0
                                                             -----------

       MEMBERS' CAPITAL AT END OF PERIOD                     $    23,250
                                                             ===========

The accompanying notes are an integral part of these financial statements.

STRATIGOS FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2000
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Stratigos Fund, L.L.C. (the "Company") was organized as a limited liability company under the laws of Delaware on April 14, 2000. The Company is registered under the Investment Company Act of 1940 (the "Act") as a closed-end, non-diversified management investment company. The Company's term is perpetual unless the Company is otherwise terminated under the terms of the Limited Liability Company Agreement dated as of April 26, 2000. The Company's investment objective is to achieve maximum capital appreciation. It pursues this objective by actively investing in a portfolio consisting primarily of equity securities of technology companies and of companies which derive a major portion of their revenue directly or indirectly from technological events and advances. The Company's portfolio of securities in the technology area is expected to include long and short positions primarily in equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

         Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company ("Board of Managers"). There are four members of the "Board of Managers" and an "Adviser." CIBC Oppenheimer Advisors, L.L.C. (the "Adviser"), a Delaware limited liability company, serves as the investment adviser to the Company and is responsible for managing the Company's investment activities pursuant to an investment advisory agreement. CIBC World Markets Corp. ("CIBC WM") is the managing member and controlling person of the Adviser.

         The acceptance of initial and additional capital contributions from Members is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that generally it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, effective at the end of the second fiscal quarter and again at the end of the year.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

      2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.  PORTFOLIO VALUATION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income and expense are recorded on the accrual basis.

         Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold short) as reported by such exchange. Listed options will be valued at their bid prices (or asked prices in the case of listed options sold short) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units, or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B.  CASH EQUIVALENTS

         The Company treats all highly-liquid financial instruments that mature within three months as cash equivalents.

         C.  INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Company has been made. The Members are individually liable for the income taxes on their share of the Company's income.

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         CIBC WM provides certain administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays CIBC WM a monthly administration fee of .10417% (1.25% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

         Due to affiliate represents syndication costs in the amount of $61,934 paid on behalf of the Company by CIBC WM.

         The Adviser will serve as the Special Advisory Member of the Company. In such capacity, the Adviser will be entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The Incentive Allocation will be credited to the Special Advisory Account of the Adviser. By the last business day of the month following the date on which an Incentive Allocation is made, the Adviser may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory account with respect to the allocation period. During the period ended December 31, 2000, there was no Incentive Allocation to the Adviser .

         Each member of the Board of Managers ("Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Currently, one Manager, Howard M. Singer, is an "interested person" as defined by the Act. All Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the period ended December 31, 2000, fees (including meeting fees and a pro-rata annual retainer) and expenses paid to the Managers totaled $13,705.

STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         PFPC Trust Company (the "Custodian") serves as custodian of the Company's assets.

         PFPC Inc.  serves as  Investor  Services  and  Accounting  Agent to the
         Company,   and,  in  that  capacity,   provides   certain   accounting,
         recordkeeping, tax and investor related services.

     4.  SECURITIES TRANSACTIONS

         Aggregate  purchases  and  sales of  investment  securities,  excluding short-term securities, for the period from September 1, 2000 (commencement of operations) to December 31, 2000, amounted to $68,368,920 and $18,797,535 respectively.

         At December 31, 2000, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 2000, accumulated net unrealized depreciation on investments was $11,355,971, consisting of $1,242,375 gross unrealized appreciation and $12,598,346 gross unrealized depreciation.

         Due to broker represents receivables and payables from unsettled security trades and proceeds from securities sold, not yet purchased.

     5.  SHORT-TERM BORROWINGS

         The Company has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the
         Company  to  satisfy  an  asset  coverage  requirement  of  300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of December 31, 2000, the Company had no outstanding margin borrowing. For the period ended December 31, 2000, the average daily amount of such borrowings was $538,343.

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include

STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         forward contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital.

         The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on cash.

         Securities sold, not yet purchased represents obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital.

         The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities. There were no transactions in written or purchased options during the period ended December 31, 2000.

     7.  FINANCIAL INSTRUMENTS HELD OR ISSUED FOR TRADING PURPOSES

         The Company maintains positions in a variety of financial instruments. The following table summarizes the components of net realized and unrealized gains from investment transactions:

                                                   NET GAINS/(LOSSES)
                                                  FOR THE PERIOD ENDED
                                                    DECEMBER 31, 2000
                                                  --------------------
         Equity securities                            $(21,272,662)
         Securities sold, not yet purchased              1,027,405
                                                      ------------
                                                      $(20,245,257)
                                                      ============

STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

     8.  SELECTED FINANCIAL RATIOS AND OTHER SUPPLEMENTAL INFORMATION

         The following represents the ratios to average net assets and other supplemental information for the period indicated:

                                                               SEPTEMBER 1, 2000
                                                               (COMMENCEMENT OF
                                                                OPERATIONS) TO
                                                               DECEMBER 31, 2000
                                                               -----------------
         Ratio of net investment loss to average net assets          (5.18%)*
         Ratio of operating expenses to average net assets            5.62%*
         Ratio of interest expense to average net assets              0.15%*
         Ratio of dividends on securities sold, not yet
             purchased to average net assets                          0.03%*
         Portfolio turnover                                          68.25%
         Total return**                                             (51.12%)
         Average debt ratio                                           2.11%

         *   Annualized.
         ** Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, before incentive allocation to the Special Advisory Member, if any. Total returns for a period of less than a full year are not annualized.

     9.  SUBSEQUENT EVENT

         Effective January 1, 2001 the Company received initial and additional capital contributions from Members of $825,000.

STRATIGOS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2000
 SHARES                                                          MARKET VALUE
          COMMON STOCK - 121.72%
             APPLICATIONS SOFTWARE - 8.32%
  4,550         Mercury Interactive Corp.*                      $     410,638
 14,700         Microsoft Corp.*                                      637,612
 26,250         Parametric Technology Corp.*                          352,748
  7,900         Siebel Systems, Inc.*                                 534,238
                                                                -------------
                                                                    1,935,236
                                                                -------------
             CELLULAR TELECOMMUNICATIONS - 5.07%
 15,900         Nextel Communications, Inc., Class A*                 393,525
  7,800         VoiceStream Wireless Corp.*                           784,875
                                                                -------------
                                                                    1,178,400
                                                                -------------
             CIRCUIT BOARDS - 1.15%
 10,500         Jabil Circuit, Inc.*                                  266,438
                                                                -------------
             COMPUTERS - INTEGRATED SYSTEMS - 9.58%
 19,200         Brocade Communication Systems, Inc.*                1,762,810
 11,350         Redback Networks, Inc.*                               465,350
                                                                -------------
                                                                    2,228,160
                                                                -------------
             COMPUTERS - MEMORY DEVICES - 3.45%
  9,160         VERITAS Software Corp.*                               801,500
                                                                -------------
             ELECTRONIC COMPONENTS - SEMICONDUCTORS - 21.64%
 12,250         Alpha Industries, Inc.                                453,250
 17,000         Applied Micro Circuits Corp.*                       1,275,799
 27,400         ARM Holdings PLC - Sponsored ADR*                     618,226
 45,500         Galileo Technology Ltd.*                              614,250
 17,080         Microtune, Inc. *                                     282,896
 13,200         MIPS Technologies, Inc., Class A*                     352,282
  6,750         PMC-Sierra, Inc.*                                     530,719
 19,600         Xilinx, Inc.*                                         904,050
                                                                -------------
                                                                    5,031,472
                                                                -------------

The accompanying footnotes are an integral part of these financial statements.

STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2000
 SHARES                                                          MARKET VALUE
          COMMON STOCK - (CONTINUED)
             ELECTRONICS- 1.13%
  4,520         Adobe Systems, Inc.                             $     263,010
                                                                -------------
             ENTERPRISE SOFTWARE/SERVICES - 13.72%
 11,700         BEA Systems, Inc.*                                    787,562
  8,400         Informatica Corp.*                                    332,329
 13,500         i2 Technologies, Inc.*                                734,062
 29,900         Oracle Corp.*                                         868,984
 12,530         PeopleSoft, Inc.*                                     465,966
                                                                -------------
                                                                    3,188,903
                                                                -------------
             INDEX - 2.26%
 13,560         Internet HOLDRs Trust*                                525,450
                                                                -------------
             INTERNET SOFTWARE - 5.00%
 10,520         E.piphany, Inc.*                                      567,428
 12,400         Openwave Systems, Inc.*                               594,431
                                                                -------------
                                                                    1,161,859
                                                                -------------
             MULTI-MEDIA - 3.25%
 16,370         Gemstar-TV Guide International, Inc.*                 755,066
                                                                -------------
             NETWORKING PRODUCTS - 11.43%
 21,750         Cisco Systems, Inc.*                                  831,937
  8,300         Juniper Networks, Inc.*                      (a)    1,046,323
 12,120         Network Appliance, Inc.*                              777,959
                                                                -------------
                                                                    2,656,219
                                                                -------------
             SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 5.99%
 15,600         Analog Devices, Inc.*                                 798,533
 10,750         Vitesse Semicondcutor Corp.*                          594,615
                                                                -------------
                                                                    1,393,148
                                                                -------------

The accompanying footnotes are an integral part of these financial statements.

STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2000
 SHARES                                                          MARKET VALUE
          COMMON STOCK - (CONTINUED)
             SEMICONDUCTOR EQUIPMENT - 1.52%
 10,500         KLA-Tencor Corp.*                               $     353,724
                                                                -------------
             TELECOMMUNICATIONS EQUIPMENT - 10.97%
 23,000         ADC Telecommunications, Inc.*                         416,875
  8,300         Comverse Technology, Inc.*                            901,587
  6,000         Nortel Networks Corp.                                 192,378
 12,650         QUALCOMM, Inc.*                                     1,039,678
                                                                -------------
                                                                    2,550,518
                                                                -------------
             TELECOMMUNICATIONS EQUIPMENT - FIBER OPTICS - 12.92%
 12,700         CIENA Corp.*                                 (a)    1,031,875
 15,600         Corning, Inc.                                (a)      823,883
 15,350         JDS Uniphase Corp.*                                   639,911
  2,300         SDL, Inc.*                                            340,832
  4,500         Sycamore Networks, Inc.*                              167,625
                                                                -------------
                                                                    3,004,126
                                                                -------------
             TELECOMMUNICATIONS SERVICES - 0.92%
 15,000         Global Crossing Ltd.*                                 214,695
                                                                -------------
             WIRELESS EQUIPMENT - 3.40%
 27,930         Palm, Inc.*                                           790,782
                                                                -------------

                TOTAL COMMON STOCK (COST $40,572,854)           $  28,298,706
                                                                =============


The accompanying footnotes are an integral part of these financial statements.

STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                              DECEMBER 31, 2000
                                                                MARKET VALUE

                TOTAL INVESTMENTS (COST $40,572,854) - 121.72%  $  28,298,706
                                                                =============

                LIABILITIES, LESS OTHER ASSETS - (21.72%)          (5,048,950)
                                                                -------------

                NET ASSETS - 100.00%                            $  23,249,756
                                                                =============


(a) Partially or wholly held in a pledged account by the custodian as collateral for securities sold, not yet purchased.

*    Non-income producing security.


The accompanying footnotes are an integral part of these financial statements.

STRATIGOS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED
--------------------------------------------------------------------------------

                                                              DECEMBER 31, 2000
 SHARES                                                         MARKET VALUE

          SECURITIES SOLD, NOT YET PURCHASED- (14.87%)
             APPLICATIONS SOFTWARE - (2.30%)
  7,900         Seibel Systems, Inc.                            $    (534,238)
                                                                -------------
             COMPUTER GRAPHICS - (0.74%)
  5,250         NVIDIA Corp.                                         (172,022)
                                                                -------------
             COMPUTER - INTEGRATED SYSTEMS - (1.44%)
  6,800         NCR Corp.                                            (334,050)
                                                                -------------
             DATA PROCESSING/ MANAGEMENT - (1.23%)
  4,500         Automatic Data Processing, Inc.                      (284,908)
                                                                -------------
             DECISION SUPPORT SOFTWARE - (0.71%)
  8,750         Cognos, Inc.                                         (164,614)
                                                                -------------
             ELECTRONIC COMPONENTS - SEMICONDUCTOR - (0.90%)
  7,000         International Rectifier Corp.                        (210,000)
                                                                -------------
             NETWORKING PRODUCTS - (0.65%)
  5,250         Aeroflex, Inc.                                       (151,347)
                                                                -------------
             TELECOMMUNICATIONS EQUIPMENT - (2.52%)
  3,500         Alcatel SA- Sponsored ADR                            (195,783)
  6,000         Nortel Networks Corp.                                (192,378)
  3,500         Tellabs, Inc.                                        (197,750)
                                                                -------------
                                                                     (585,911)
                                                                -------------
             TELECOMMUNICATIONS EQUIPMENT - FIBER OPTICS - (3.50%)
  9,300         Corning, Inc.                                        (491,161)
  4,500         Sycamore Networks, Inc.                              (167,625)
 12,250         360networks, Inc.                                    (156,188)
                                                                -------------
                                                                     (814,974)
                                                                -------------


The accompanying footnotes are an integral part of these financial statements.

STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                              DECEMBER 31, 2000
 SHARES                                                         MARKET VALUE

          SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
             WIRELESS EQUIPMENT - (0.88%)
  3,500         Powerwave Technologies, Inc.                    $    (204,750)
                                                                -------------

          TOTAL SECURITIES SOLD, NOT YET PURCHASED
             (PROCEEDS $4,374,991)                              $  (3,456,814)
                                                                -------------


The accompanying footnotes are an integral part of these financial statements.